12. COMMON STOCK (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Common Stock Tables
Balance of unvested common shares, Beginning	800,002	0
Granted	0	800,002
Vested	(200,002)	0
Cancelled or expired	0	0
Balance of unvested common shares, Ending	600,000	800,002
Fair Market Value per share on grant date, Beginning	$ 8.76	$ 0
Granted	$ 0	$ 8.76
Vested	$ 8.76	$ 0
Cancelled or expired	$ 0	$ 0
Fair Market Value per share on grant date,Ending	$ 8.76	$ 8.76